Revenue Recognition (Tables)	12 Months Ended
Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Nonrecurring revenue primarily consists of our perpetual licenses, appliances, custom development, installation and integration services, consulting and training, and the resale of third-party hardware.

	Year Ended January 31,
(in thousands)	2021	2020	2019
Revenue by recurrence:
Recurring revenue	$223,405	$192,578	$165,265
Nonrecurring revenue	220,053	264,531	268,195
Total revenue	$443,458	$457,109	$433,460

Schedule of Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	January 31,
(in thousands)	2021	2020
Accounts receivable, net	$175,001	$180,441
Contract assets, net	$20,317	$28,873
Long-term contract assets, net (included in other assets)	$1,219	$937
Contract liabilities	$127,012	$143,695
Long-term contract liabilities	$22,037	$23,305

Schedule of Remaining Performance Obligation
The following table provides information about our RPO:

	January 31,
(in thousands)	2021	2020
RPO:
Expected to be recognized within 1 year	$353,166	$356,677
Expected to be recognized in more than 1 year	198,572	225,056
Total RPO	$551,738	$581,733